EQUITY RESERVES-based compensation	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Based Compensation [Abstract]
EQUITY RESERVES [Text Block]

8. EQUITY RESERVES

a) Stock options

The Company has a stock option plan under which the Company is authorized to grant stock options of up to 10% of the number of common shares issued and outstanding of the Company at any given time.

The continuity of the number of stock options issued and outstanding as of December 31, 2021 and 2020 is as follows:

	As at December 31, 2021		As at December 31, 2020
	Number of	Weighted	Number of	Weighted
	Options	Average	Options	Average
		Exercise Price		Exercise Price
Outstanding, beginning of year	14,690,000	0.08	14,495,000	0.08
Granted	12,900,000	0.16	3,175,000	0.08
Expired	(275,000)	0.65	(2,480,000)	(0.13)
Cancelled	(2,515,000)	0.15	-	-
Exercised	(4,885,000)	0.07	(500,000)	0.05
Outstanding, end of year	19,915,000	0.12	14,690,000	0.07

As of December 31, 2021 and 2020 the number of stock options outstanding and exercisable were:

		Number of	Remaining	Number of
	Exercise Price	Options	contractual life in	Options
Expiry Date	(CAD)	Outstanding	years	Exercisable
June 23, 2022	0.10	1,695,000	0.48	1,695,000
September 20, 2023	0.06	1,470,000	1.72	1,470,000
June 21, 2024	0.07	1,900,000	2.47	1,900,000
August 8, 2024	0.06	500,000	2.61	500,000
June 20, 2025	0.08	2,450,000	3.47	2,450,000
June 18, 2026	0.25	3,950,000	4.47	1,975,000
September 17, 2026	0.11	4,500,000	4.72	2,250,000
October 21, 2026	0.09	2,700,000	4.81	675,000
December 12, 2026	0.12	750,000	4.95	187,500
Outstanding December 31, 2021		19,915,000		13,102,500

		Number of	Remaining	Number of
	Exercise Price	Options	contractual life in	Options
Expiry Date	(CAD)	Outstanding	years	Exercisable
April 14, 2021	0.07	2,795,000	0.28	2,795,000
June 23, 2022	0.10	2,900,000	1.48	2,900,000
September 20, 2023	0.06	2,370,000	2.72	2,370,000
June 21, 2024	0.07	2,950,000	3.47	2,950,000
August 8, 2024	0.06	500,000	3.61	500,000
June 20, 2025	0.08	3,175,000	4.47	3,175,000
Outstanding December 31, 2020		14,690,000		14,690,000

The Company used the following assumptions in the Black-Scholes option pricing model:

	Year ended December 31,
	2021	2020	2019
Weighted average share price	CAD 0.16	CAD 0.07	CAD 0.065
Risk-free interest rate	1.13%	0.36%	1.40%
Expected share price volatility	105%	100%	103%
Expected option life in years	5.0	5.0	5.0
Forfeiture rate	0%	0%	0%
Expected dividend yield	0%	0%	0%

During the year ended December 31, 2021 an amount of $1,077 (2020 - $175) was expensed as share-based compensation. The portion of share-based compensation recorded is based on the vesting schedule of the options.

b) Share purchase warrants

The continuity of the number of share purchase warrants outstanding as of December 31, 2021 and 2020, is as follows:

	December 31, 2021		December 31, 2020
		Weighted		Weighted
	Number of	Average Exercise	Number of	Average
	Warrants	Price	Warrants	Exercise Price
Outstanding, beginning of year	12,769,230	$0.05	11,769,230	$0.05
Issued	71,314,274	0.10	1,000,000	0.05
Exercised	(1,000,000)	0.05	-	-
Outstanding, end of year	83,083,504	$0.09	12,769,230	$0.05

The following table summarizes warrants outstanding as of December 31, 2021 and 2020:

			December 31,
Expiry date	Currency	Exercise price	2021	2020
August 28, 2022	CAD	0.07	-	1,000,000
August 28, 2022		$0.05	11,000,000	11,000,000
September 20, 2022	CAD	0.07	769,230	769,230
September 13, 2024		$0.10	26,488,733	-
September 27, 2024		$0.10	13,152,909	-
October 21, 2024		$0.10	31,672,632	-
Outstanding at the end of the year			83,083,504	12,769,230